Operating Segments - Summary of Information about Each Reportable Segment and Reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Regional corporate costs	$ (408)	$ (426)
Net interest income (expenses)	32	(45)
Other income (expenses)	(5)	3
Income tax expense	(7)	(3)
Depreciation and amortization	(72)	(72)
Share-based compensation expenses	(168)	(231)
Unrealized foreign exchange loss	9	4
Impairment losses on goodwill and non-financial assets		(3)
Fair value changes on investments	(46)	(133)
Restructuring costs	(51)	(1)
Legal, tax and regulatory settlement provisions	(3)	(6)
Loss for the period	(397)	(1,007)
Reportable segments [member]
Disclosure of operating segments [line items]
Total reportable Segment	322	(94)
Reportable segments [member] | Deliveries [Member]
Disclosure of operating segments [line items]
Total reportable Segment	129	(90)
Reportable segments [member] | Mobility [Member]
Disclosure of operating segments [line items]
Total reportable Segment	315	207
Reportable segments [member] | Financial services [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(145)	(217)
Reportable segments [member] | Enterprise and new initiatives [Member]
Disclosure of operating segments [line items]
Total reportable Segment	$ 23	$ 6